Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset		$ 13
Fair Value [Member] | Financial assets [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset
Fair Value [Member] | Financial liabilities [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset		13
Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset		13
Level 2 [Member] | Financial assets [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset
Level 2 [Member] | Financial liabilities [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset		13
Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset
Level 1 [Member] | Financial liabilities [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset
Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset
Level 3 [Member] | Financial liabilities [Member]
Fair Value of Financial Instruments (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Derivative asset